SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF THE ASSETS
Expected useful lives
Furniture and fittings	3 years
Office equipment	3 years
Computer and software	3 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives

SCHEDULE OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company are as follows:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Revenue	1,290,951	1,013,482	2,147,134	1,699,220
Cost of revenue	(1,025,516)	(884,883)	(1,320,170)	(1,044,769)
Gross profit	265,435	128,599	826,964	654,451
Gross profit margin	20.6%	12.7%	38.5%	38.5%